Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit are presented below:

(U.S. Dollars in thousands, except unit and per unit amounts)	April 15th to December 31, 2013
Post IPO net income attributable to the members of KNOT Offshore Partners LP	$18,603
Less: Distribution paid (1)	20,779
Under (over) distributed earnings	(2,176)
Under (over) distributed earnings attributable to:
Common unitholders	(1,066)
Subordinated unitholders(2)	(1,066)
General Partner	(44)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	8,568
Subordinated unitholders	8,568
General Partner	350
Earnings per unit (basic and diluted):
Common unitholders	$1.063
Subordinated unitholders(2)	$1.065
General Partner	$1.063
Cash distributions declared and paid in the period per unit(3)	$0.752
Subsequent event: Cash distributions declared and paid per unit relating to the period(4)	$0.435

(1)	For the purpose of the calculation of earnings per unit, the cash distributions paid are based on the number of units outstanding at the period end date. This calculation assumes that cash distributions to IDR holders for the period April 15 to December 31, 2013 were $0.02.
(2)	This includes the net income attributable to the IDR holders. The IDRs generally may not be transferred by the subordinated unitholders until March 31, 2018. The net income attributable to IDRs for the period April 15 to December 31, 2013 was $0.02.
(3)	Refers to cash distribution declared and paid during the period April 15 to December 31, 2013.
(4)	Refers to cash distribution declared and paid subsequent to the fourth quarter.